Expense Example	Eaton Vance Focused Growth Opportunities Fund Class A 1 Year	Eaton Vance Focused Growth Opportunities Fund Class A 3 Years	Eaton Vance Focused Growth Opportunities Fund Class A 5 Years	Eaton Vance Focused Growth Opportunities Fund Class A 10 Years	Eaton Vance Focused Growth Opportunities Fund Class C 1 Year	Eaton Vance Focused Growth Opportunities Fund Class C 3 Years	Eaton Vance Focused Growth Opportunities Fund Class C 5 Years	Eaton Vance Focused Growth Opportunities Fund Class C 10 Years	Eaton Vance Focused Growth Opportunities Fund Class I 1 Year	Eaton Vance Focused Growth Opportunities Fund Class I 3 Years	Eaton Vance Focused Growth Opportunities Fund Class I 5 Years	Eaton Vance Focused Growth Opportunities Fund Class I 10 Years	Eaton Vance Focused Value Opportunities Fund Class A 1 Year	Eaton Vance Focused Value Opportunities Fund Class A 3 Years	Eaton Vance Focused Value Opportunities Fund Class A 5 Years	Eaton Vance Focused Value Opportunities Fund Class A 10 Years	Eaton Vance Focused Value Opportunities Fund Class C 1 Year	Eaton Vance Focused Value Opportunities Fund Class C 3 Years	Eaton Vance Focused Value Opportunities Fund Class C 5 Years	Eaton Vance Focused Value Opportunities Fund Class C 10 Years	Eaton Vance Focused Value Opportunities Fund Class I 1 Year	Eaton Vance Focused Value Opportunities Fund Class I 3 Years	Eaton Vance Focused Value Opportunities Fund Class I 5 Years	Eaton Vance Focused Value Opportunities Fund Class I 10 Years
USD ($)	625	836	1,064	1,718	281	560	964	1,897	80	249	433	966	626	852	1,095	1,791	283	577	996	1,969	82	266	466	1,044